GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

NICE Systems Ltd. ("NICE") and subsidiaries (collectively - "the Company") is a global leader in software solutions that enable organizations to better operationalize Big Data. The Company enables organizations to take the next-best-action by understanding people through analytics of structured and unstructured data. The Company's solutions help its customers to become more operationally efficient, customer-focused, performance and revenue driven, security aware, and compliant. The Company's solutions are used by thousands of organizations in more than 150 countries, including 75 of the Fortune 100 companies. The Company has established leadership positions across many of its domains of activities based on comprehensive and innovative enterprise-grade solutions, a unique combination of structured and unstructured data analytics and decisioning technologies, continuous development of its product portfolio, deep domain expertise, global reach and the Company's ability to understand its industry. The Company operates in three business areas. The Customer Interactions business serves customer- facing organizations within Business-to-Consumer enterprises across many verticals, including financial services, telecommunications, travel and healthcare. The Financial Crime & Compliance business serves financial institutions and regulatory agencies. The Security business addresses the needs of security sensitive organizations, such as banks, airports, mass transit, utilities, and public safety, law enforcement and intelligence agencies. The Company offers its solutions both in an on-premise and cloud-based model. To address growing market demand and the Company's customers' need for greater operational flexibility and faster implementations, the Company is continuously expanding its hosted and Software as a Service ("SaaS") offerings.

b.	Acquisitions:

1.	Acquisition of Causata:

On August 12, 2013, the Company completed the acquisition of Causata Inc. ("Causata"), a provider of real-time Big Data analytics. The Company acquired Causata for total consideration of $ 22,666 comprised of $ 21,352 in cash and $ 1,314 representing the fair value of a potential earn out based on performance milestones amounting to a maximum additional payment of $ 2,000. The acquisition will allow the Company to offer solutions which provide greater visibility into a customer's activities on the Web and apply the insights from that data in real time, across other touch points such as the contact center. Organizations will be better positioned to enhance the customer experience, increase revenues, and achieve greater operational efficiency. These solutions are further augmented by Causata's Web-based predictive analytics and machine learning technologies, which, when applied to terabytes of information, allow organizations to improve real-time decisioning and guidance. The Company will benefit from Causata's real-time Hadoop-based interaction repository, real-time decisioning, dynamic customer profiles, and Web personalization.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Causata. The results of the Causata operations have been included in the consolidated financial statements since August 12, 2013. The Company recorded technology, customer relationship and goodwill in amounts of $10,474, $2,001 and $8,598, respectively. Technology and customer relationship are amortized over a period of 5 years.

2.	Acquisitions in previous years:

On February 7, 2012, the Company completed the acquisition of all of the outstanding shares of Merced Systems, Inc. ("Merced"),  the leading provider of performance management solutions that drive business execution in sales and service functions.  Merced's performance management solutions help drive sales effectiveness, superior customer experience and operating efficiency across a range of vertical industries. Merced's products serve Global 2000 customers, and include advanced analytics and reporting, incentive compensation management, coaching, and other performance execution applications. Integrating Merced and the Company capabilities creates a closed-loop performance management solution. The Company acquired Merced for total consideration of $185,868 comprised of $182,105 in cash and $3,763, representing the fair value of vested options and restricted share units of NICE granted in exchange of partially vested options of Merced. In connection with this acquisition, the Company recorded net tangible liabilities, core technology, customer relationship, covenant not to compete, backlog and goodwill in the amounts of $29,314, $91,874, $32,310, $8,009, $7,390 and $75,599, respectively. Core technology, customer relationship, covenant not to compete and backlog are amortized over periods of 6, 8, 2.5 and 2 years, respectively.

On October 22, 2012, the Company completed the acquisition of RedKite Financial Markets Limited ("RedKite"). The Company acquired RedKite for total consideration of $11,601 comprised of $9,017 in cash and $2,584 representing the fair value of a potential earn out based on performance milestones amounting to a maximum additional payment of $5,750. The Company recorded technology and goodwill in amounts of $4,785 and $6,803, respectively. Technology is amortized over a period of 3 years.

In 2011, the Company completed the acquisitions of CyberTech Investments BV and Fizzback Group (Holdings) Ltd. ("Fizzback") and their subsidiaries. Total fair value of purchase consideration for the acquisitions was $ 140,341, which includes cash paid for common stock and options and restricted share units. In connection with these acquisitions, the Company recorded intangibles and goodwill in the amounts of $68,785 and $85,994, respectively.

3.	Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2013 and 2012, assuming that the acquisition of Causata occurred on January 1, 2012. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisition been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2013	2012
	Unaudited	Unaudited

Revenues	$951,141	$880,183

Net income	$51,341	$55,498

Basic net earnings per share	$0.85	$0.91

Diluted net earnings per share	$0.83	$0.89

4.	Acquisition related costs for the years ended December 31, 2013, 2012 and 2011 amounted to $508, $2,902 and $2,925, respectively, and were included mainly in general and administrative expenses.